Trade And Other Receivables - Summary Of Provision For Expected Credit Losses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provision For Expected Credit Losses [Abstract]
Beginning balance	$ 1,076,678	$ 347,822
Charge during the year	1,327,104	728,856	$ 325,708
Ending balance	$ 2,403,782	$ 1,076,678	$ 347,822